Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY MT VERNON STREET TRUST
Prospectus Date	rr_ProspectusDate	Jan. 28, 2017
11.30 Fidelity Series Growth Company Fund - Series PRO-03 | Fidelity® Series Growth Company Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
11.30 Fidelity Series Growth Company Fund - Series PRO-03 | Fidelity® Series Growth Company Fund | Fidelity Series Growth Company Fund-Series Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	none
1 year	rr_ExpenseExampleYear01	none
3 years	rr_ExpenseExampleYear03	none
5 years	rr_ExpenseExampleYear05	none
10 years	rr_ExpenseExampleYear10	none

[1]	Adjusted to reflect current fees.